Note 11 - Per Share Data (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Net Loss	Shares	Per-Share
	(Numerator)	(Denominator)	Amount
For the year ended December 31, 2014:
Basic and Diluted EPS
Net loss	$(10,316,317)	94,895,194	$(0.11)

For the year ended December 31, 2013:
Basic and Diluted EPS
Net loss	$(13,063,526)	94,303,264	$(0.14)

For the year ended December 31, 2012:
Basic and Diluted EPS
Net loss	$(9,732,399)	89,552,788	$(0.11)